Description of the Plan (Details) - EBP 004 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Payroll deduction (percent)	50.00%
Increment contributions (percent)	1.00%
Annual contribution increase (percent)	1.00%
Maximum catch-up contributions allowed as a percentage of eligible pay (percent)	49.00%
Company matching contribution (percent)	100.00%
Compensation matched (percent)	6.00%
Participant's eligible compensation matched by the Company (up to)	$ 200,000
Percentage of eligible pay	2.00%
Annual compensation amount, maximum	$ 100,000
Contribution receivable	514,700,000	$ 584,000,000.0
Rollover	89,948,865	95,584,804
Allocated forfeitures	607,480	735,732
Forfeitures	$ 101,276	$ 182,034
Basis spread	1.00%
Minimum borrowing amount	$ 1,000
Maximum borrowing amount	50.00%
Note receivable, maximum	$ 50,000
Minimum borrowing term	1 year
Maximum borrowing term	5 years
Primary residence, maximum borrowing term	20 years
Loan application fee	$ 50
Cash-out limit	7,000
Participant account balance less than which is automatically distributed upon termination of employment (less than)	$ 1,000
Minimum
EBP, Description of Plan [Line Items]
Automatic deferral rate (percent)	6.00%
Interest rates	4.25%
Maximum
EBP, Description of Plan [Line Items]
Automatic deferral rate (percent)	15.00%
Interest rates	10.25%